Share-based compensation - Performance-Based Restricted stock units - Cost related to non-vested awards (Details) - PRSUs $ in Thousands	Jun. 30, 2025 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2025	$ 314
2026	471
2027	254
2028	36
Total	$ 1,075